Additional Information of Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
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Changes in Operating Assets and Liabilities
(a)	Changes in operating assets and liabilities for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Trade accounts and notes receivable	￦	17,806	286,121	818,857
Other receivables		(20,786)	(163,234)	210,630
Inventories		(1,451,009)	1,136,819	1,443,931
Other current assets		1,118	42,337	51,750
Other non-current assets		5,974	(30,010)	(92,068)
Trade accounts and notes payable		379,742	(732,741)	594,414
Other payables		(111,893)	2,762	(78,997)
Other current liabilities		(197,154)	(173,762)	101,027
Provisions		(119,617)	(75,514)	(81,988)
Payments of severance benefits		(189,165)	(152,275)	(225,293)
Plan assets		(245,214)	(217,953)	(94,121)
Other non-current liabilities		(175,528)	(36,595)	207,766

	￦	(2,105,726)	(114,045)	2,855,908

Changes in Liabilities Arising from Financial Activities

(b)	Changes in liabilities arising from financial activities for the years ended December 31, 2019 and 2020 were as follows:

1)	December 31, 2019

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	7,487,780	12,721,490	8,673	94,754	83,523
Changes from financing cash flows		(2,194,727)	1,900,132	(962,712)	(167,427)	7,657
Changes arising from obtaining or losing control of subsidiaries or other business		(45,589)	(88,966)	324	—	—
The effect of changes in foreign exchange rates		238,869	415,028	(649)	(1,867)	—
Changes in fair values		—	—	—	—	(75,656)

Other changes:
Decrease in retained earnings		—	—	889,900	—	—
Decrease in non-controlling interest		—	—	67,569	—	—
Interest expenses		—	7,596	—	—	—
Initial application of IFRS No.16		—	—	—	677,370	—
Increase in lease assets		—	—	—	72,640	—

Ending	￦	5,486,333	14,955,280	3,105	675,470	15,524

2)	December 31, 2020

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Lease liabilities
Beginning	￦	5,486,333	14,955,280	3,105	675,470	15,524
Changes from financing cash flows		35,525	766,330	(675,684)	(217,312)	4,096
Changes arising from obtaining or losing control of subsidiaries or other business		—	—	—	—	—
The effect of changes in foreign exchange rates		(327,463)	(432,082)	—	(29,728)	—
Changes in fair values		—	—	—	—	159,368

Other changes:
Decrease in retained earnings		—	—	607,411	—	—
Decrease in non-controlling interest		—	—	67,871	—	—
Interest expenses		—	13,684	—	10	—
Increase in lease assets		—	—	—	311,235	—

Ending	￦	5,194,395	15,303,212	2,703	739,675	178,988